Cover	9 Months Ended
Jul. 31, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	Advaxis, Inc.
Entity Central Index Key	0001100397
Entity Tax Identification Number	02-0563870
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Deer Park Drive
Entity Address, Address Line Two	Suite K-1
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	(609)
Local Phone Number	452-9813
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	9 Deer Park Drive
Entity Address, Address Line Two	Suite K-1
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	(609)
Local Phone Number	452-9813